Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (22.5%)
	Airlines (0.0%)
547,193	UAL Pass Through Trust Series 2007-1µ 6.636%, 01/02/24	$580,142

	Communication Services (3.6%)
950,000	Altice Financing, SA* 7.500%, 05/15/26	996,308
2,550,000	Altice France, SA* 7.375%, 05/01/26	2,703,510
	Altice Luxembourg, SA*^
600,000	7.625%, 02/15/25	589,557
550,000	7.750%, 05/15/22	561,693
890,000	Arrow Bidco, LLC* 9.500%, 03/15/24	896,795
1,500,000	Belo Corp. 7.250%, 09/15/27	1,657,695
	Cincinnati Bell, Inc.*
1,835,000	8.000%, 10/15/25	1,530,069
775,000	7.000%, 07/15/24^	664,640
300,000	CommScope, Inc.*^ 8.250%, 03/01/27	296,306
885,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	804,992
	CSC Holdings, LLC*
4,240,000	5.500%, 04/15/27µ^	4,462,006
1,600,000	5.500%, 05/15/26µ	1,673,544
1,250,000	7.500%, 04/01/28^	1,381,375
900,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	919,584
1,201,000	Diamond Sports Group, LLC / Diamond Sports Finance Company* 5.375%, 08/15/26	1,222,930
6,631,000	Embarq Corp.µ 7.995%, 06/01/36	6,457,798
	Entercom Media Corp.*
1,815,000	7.250%, 11/01/24	1,900,695
600,000	6.500%, 05/01/27	635,070
600,000	EW Scripps Company*^ 5.125%, 05/15/25	599,280
	Frontier Communications Corp.
2,890,000	7.625%, 04/15/24	1,600,482
2,295,000	11.000%, 09/15/25^	1,336,367
1,500,000	10.500%, 09/15/22^	939,465
1,175,000	8.500%, 04/01/26*^	1,151,059
605,000	8.000%, 04/01/27*	633,002
301,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*^ 5.250%, 12/01/27	313,845
2,105,000	Gray Television, Inc.*^ 7.000%, 05/15/27	2,305,312
	Hughes Satellite Systems Corp.
1,040,000	6.625%, 08/01/26^	1,122,150
345,000	5.250%, 08/01/26µ	365,798
1,200,000	iHeartCommunications, Inc. 8.375%, 05/01/27	1,265,772
5,350,000	Inmarsat Finance, PLCµ* 4.875%, 05/15/22	5,406,549

PRINCIPAL AMOUNT		VALUE
	Intelsat Jackson Holdings, SA
2,140,000	9.750%, 07/15/25*	$2,218,602
1,200,000	5.500%, 08/01/23^	1,107,450
935,000	8.000%, 02/15/24*	973,662
600,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	545,385
1,500,000	Nexstar Broadcasting, Inc.*^ 5.625%, 08/01/24	1,561,440
595,000	SBA Communications Corp. 4.000%, 10/01/22	603,985
1,500,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	1,515,698
	Sprint Corp.^
4,245,000	7.125%, 06/15/24	4,640,783
4,060,000	7.875%, 09/15/23	4,521,561
1,400,000	7.625%, 03/01/26	1,568,378
1,450,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	1,495,820
880,000	Telecom Italia Capital, SAµ 6.000%, 09/30/34	896,504
2,335,000	United States Cellular Corp.µ 6.700%, 12/15/33	2,481,930
125,000	Vodafone Group, PLCµ^‡ 7.000%, 04/04/79 3 mo. USD LIBOR + 4.87%	137,176
600,000	Wind Tre, S.p.A.* 5.000%, 01/20/26	597,120
	Windstream Services, LLC / Windstream Finance Corp.@
464,000	7.750%, 10/01/21	125,872
158,000	10.500%, 06/30/24*	112,926
580,000	Zayo Group, LLC / Zayo Capital, Inc.* 5.750%, 01/15/27	590,037

		72,087,977

	Consumer Discretionary (3.9%)
1,200,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 9.875%, 04/01/27	1,278,666
1,275,000	Beverages & More, Inc.* 11.500%, 06/15/22	987,175
1,500,000	Boyd Gaming Corp. 6.000%, 08/15/26	1,572,727
1,450,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	1,452,661
	CCO Holdings, LLC / CCO Holdings Capital Corp.
3,900,000	5.125%, 05/01/27*	4,028,856
1,225,000	5.750%, 09/01/23	1,252,042
505,000	5.000%, 02/01/28*	518,994
900,000	Cedar Fair, LP*^ 5.250%, 07/15/29	930,231
	Century Communities, Inc.
1,500,000	6.750%, 06/01/27*	1,551,645
1,330,000	5.875%, 07/15/25	1,339,862
3,400,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	3,573,706
	DISH DBS Corp.^
1,485,000	7.750%, 07/01/26	1,452,048
855,000	5.875%, 11/15/24	794,616
2,770,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,918,583

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,435,000	ESH Hospitality, Inc.*^ 5.250%, 05/01/25	$1,479,772
125,000	General Motors Financial Company, Inc.^‡ 6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	121,955
1,500,000	GLP Capital, LP / GLP Financing II, Inc.µ 5.250%, 06/01/25	1,626,105
2,100,000	goeasy, Ltd.µ* 7.875%, 11/01/22	2,199,918
2,160,000	Guitar Center, Inc.* 9.500%, 10/15/21	2,063,707
225,000	IAA, Inc.* 5.500%, 06/15/27	235,421
1,500,000	International Game Technology, PLC*^ 6.250%, 01/15/27	1,638,825
3,240,000	L Brands, Inc.µ^ 6.875%, 11/01/35	2,896,852
1,500,000	Lennar Corp.µ 5.250%, 06/01/26	1,602,705
1,500,000	Liberty Interactive, LLC 8.250%, 02/01/30	1,553,827
1,295,000	M/I Homes, Inc.^ 5.625%, 08/01/25	1,319,631
	Mattel, Inc.
1,390,000	6.750%, 12/31/25*^	1,465,039
55,000	2.350%, 08/15/21	54,045
1,365,000	Mclaren Finance, PLC* 5.750%, 08/01/22	1,289,782
	Meritage Homes Corp.
3,280,000	7.000%, 04/01/22	3,598,636
2,500,000	7.150%, 04/15/20^	2,582,487
600,000	Michaels Stores, Inc.* 8.000%, 07/15/27	582,000
	Penske Automotive Group, Inc.
1,400,000	5.500%, 05/15/26^	1,452,500
650,000	5.375%, 12/01/24	670,673
	Rite Aid Corp.
3,020,000	7.700%, 02/15/27	1,896,651
900,000	6.125%, 04/01/23*^	760,972
7,608,000	Royal Caribbean Cruises, Ltd.^ 7.500%, 10/15/27	9,534,992
1,175,000	Salem Media Group, Inc.*^ 6.750%, 06/01/24	1,039,311
873,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	865,366
600,000	Service Corp. Internationalµ 5.125%, 06/01/29	633,690
	Sirius XM Radio, Inc.µ*
1,500,000	5.500%, 07/01/29	1,568,347
1,500,000	4.625%, 07/15/24	1,544,902
1,500,000	Sotheby’s*^ 4.875%, 12/15/25	1,554,750
1,900,000	Staples, Inc.* 7.500%, 04/15/26	1,945,733
865,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	894,981
901,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	934,612
1,500,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	1,570,710

PRINCIPAL AMOUNT		VALUE
525,157	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	$553,804
1,200,000	VOC Escrow, Ltd.µ* 5.000%, 02/15/28	1,226,346

		78,610,859

	Consumer Staples (1.0%)
	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC
1,470,000	5.750%, 03/15/25	1,504,714
875,000	7.500%, 03/15/26*^	964,403
900,000	Dean Foods Company* 6.500%, 03/15/23	508,608
900,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	940,374
1,405,000	Fresh Market, Inc.* 9.750%, 05/01/23	887,630
	JBS USA LUX, SA / JBS USA Finance, Inc.*
3,295,000	5.875%, 07/15/24	3,389,649
2,100,000	6.750%, 02/15/28	2,272,189
	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*
1,201,000	5.500%, 01/15/30	1,200,742
480,000	6.500%, 04/15/29µ	516,115
125,000	Land O’ Lakes, Inc.µ* 7.000%, 09/18/28	119,363
	New Albertson’s, Inc.
1,062,000	7.750%, 06/15/26	1,067,273
778,000	8.000%, 05/01/31	792,957
150,000	7.450%, 08/01/29	149,177
	Pilgrim’s Pride Corp.*
1,720,000	5.875%, 09/30/27	1,809,956
600,000	5.750%, 03/15/25^	621,120
	Post Holdings, Inc.*
1,430,000	5.750%, 03/01/27	1,487,865
450,000	5.500%, 12/15/29^	456,120
300,000	5.625%, 01/15/28^	309,971
	Simmons Foods, Inc.*
1,185,000	7.750%, 01/15/24	1,278,816
715,000	5.750%, 11/01/24^	656,963

		20,934,005

	Energy (2.5%)
250,000	Andeavor Logistics, LP‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	251,418
915,000	Apergy Corp. 6.375%, 05/01/26	932,646
1,505,000	Brazos Valley Longhorn, LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	1,394,044
896,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	675,226
	Buckeye Partners, LPµ
600,000	5.850%, 11/15/43^	527,883
600,000	3.950%, 12/01/26	535,341
1,740,000	Calfrac Holdings, LP* 8.500%, 06/15/26	1,165,261
1,850,000	California Resources Corp.*^ 8.000%, 12/15/22	1,296,998

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,881,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	$1,848,035
1,500,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	872,220
1,200,000	Cheniere Energy Partners, LP 5.625%, 10/01/26	1,272,966
	Chesapeake Energy Corp.
1,240,000	7.000%, 10/01/24	1,026,974
1,040,000	8.000%, 01/15/25^	881,821
2,070,000	DCP Midstream Operating, LP*^‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	1,950,706
	Denbury Resources, Inc.
1,439,000	7.750%, 02/15/24*^	1,059,327
950,000	9.250%, 03/31/22*	839,239
358,000	5.500%, 05/01/22	187,961
515,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	491,132
250,000	Enbridge, Inc.µ‡ 6.000%, 01/15/77 3 mo. USD LIBOR + 3.89%	260,106
	Energy Transfer Operating, LPµ
2,610,000	5.271%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	1,970,746
2,150,000	5.500%, 06/01/27^	2,413,353
575,000	Energy Transfer Operating, LPµ 5.875%, 01/15/24	639,138
275,000	EnLink Midstream Partners, LP‡ 6.000%, 09/10/44 3 mo. USD LIBOR + 4.11%	215,577
	Enterprise Products Operating, LLCµ‡
610,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	585,060
255,000	5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	251,288
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
1,100,000	9.375%, 05/01/24	232,535
895,000	7.750%, 05/15/26	803,737
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,515,000	6.500%, 10/01/25	1,514,894
1,500,000	6.250%, 05/15/26^	1,480,507
	Gulfport Energy Corp.
1,080,000	6.000%, 10/15/24^	832,621
1,000,000	6.375%, 05/15/25	768,890
734,000	HighPoint Operating Corp.^ 7.000%, 10/15/22	686,341
1,910,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	1,799,573
1,500,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,522,650
2,085,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*^ 10.625%, 05/01/24	1,719,614
	Moss Creek Resources Holdings, Inc.*
600,000	10.500%, 05/15/27^	536,055
540,000	7.500%, 01/15/26	423,212
540,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	528,220

PRINCIPAL AMOUNT		VALUE
150,750	Northern Oil and Gas, Inc. 8.500%, 05/15/23 9.500% PIK rate	$154,705
735,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	697,453
1,500,000	Par Petroleum LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	1,497,727
900,000	Parkland Fuel Corp.* 5.875%, 07/15/27	929,178
570,000	PDC Energy, Inc.^ 5.750%, 05/15/26	551,358
1,390,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,341,774
610,000	QEP Resources, Inc.µ^ 5.625%, 03/01/26	524,448
1,462,000	SESI, LLC 7.750%, 09/15/24	876,798
565,000	SM Energy Company 6.750%, 09/15/26	510,088
850,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.µ* 6.500%, 07/15/27	927,711
250,000	Transcanada Trustµ‡ 5.300%, 03/15/77 3 mo. USD LIBOR + 3.21%	249,253
290,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	282,480
283,500	Transocean Pontus, Ltd.* 6.125%, 08/01/25	293,551
1,415,000	Transocean, Inc.*^ 7.500%, 01/15/26	1,330,263
1,450,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	857,312
1,665,000	W&T Offshore, Inc.*^ 9.750%, 11/01/23	1,608,174
1,925,000	Weatherford International, Ltd.@ 8.250%, 06/15/23	931,902
1,115,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	1,052,828

		51,010,318

	Financials (3.9%)
3,125,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	2,870,719
750,000	Allstate Corp.µ^‡ 5.750%, 08/15/53 3 mo. USD LIBOR + 2.94%	800,460
3,144,000	Ally Financial, Inc. 8.000%, 11/01/31	4,209,376
250,000	American Express Companyµ^‡ 4.900%, 09/05/43 3 mo. USD LIBOR + 3.29%	250,571
1,500,000	Amwins Group, Inc.* 7.750%, 07/01/26	1,567,800
	Ardonagh Midco 3, PLC*
2,725,000	8.625%, 07/15/23^	2,558,339
600,000	8.625%, 07/15/23	557,034
2,100,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,110,867

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,310,000	Bank of America Corp.^‡ 5.875%, 08/27/46 3 mo. USD LIBOR + 2.93%	$1,390,978
125,000	Bank of Montreal^‡ 4.800%, 05/29/45 5 year CMT + 2.98	123,773
500,000	Bank of New York Mellon Corp.µ^‡ 4.625%, 09/20/26 3 mo. USD LIBOR + 3.13%	503,350
135,000	BB&T Corp.µ‡ 4.800%, 09/01/24 5 year CMT + 3.00	134,108
1,500,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLCµ* 5.750%, 05/15/26	1,559,790
1,065,000	Charles Schwab Corp.µ^‡ 5.000%, 07/22/46 3 mo. USD LIBOR + 2.58%	1,076,843
250,000	CIT Group, Inc.^‡ 5.800%, 07/27/44 3 mo. USD LIBOR + 3.97%	254,873
850,000	Citigroup, Inc.^‡ 5.950%, 05/15/25 3 mo. USD LIBOR + 3.91%	908,412
725,000	CNO Financial Group, Inc.µ 5.250%, 05/30/29	785,918
1,500,000	Credit Acceptance Corp.*^ 6.625%, 03/15/26	1,621,005
1,050,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	1,098,022
125,000	E*TRADE Financial Corp.µ‡ 5.875%, 09/15/26 3 mo. USD LIBOR + 4.44%	133,668
250,000	Fifth Third Bancorpµ^‡ 5.100%, 01/07/45 3 mo. USD LIBOR + 3.03%	248,840
1,500,000	Global Aircraft Leasing Company, Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	1,491,795
500,000	Goldman Sachs Group, Inc.^‡ 5.300%, 11/10/26 3 mo. USD LIBOR + 3.83%	526,108
1,510,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	1,551,027
400,000	Hartford Financial Services Group, Inc.µ*‡ 4.643%, 02/12/67 3 mo. USD LIBOR + 2.13%	346,664
600,000	HAT Holdings I, LLC / HAT Holdings II, LLCµ* 5.250%, 07/15/24	626,277
1,500,000	HUB International, Ltd.* 7.000%, 05/01/26	1,528,110
	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ
750,000	6.250%, 05/15/26*	773,063
632,000	6.750%, 02/01/24^	660,636
2,448,000	ILFC E-Capital Trust II*‡ 4.340%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,812,744
2,625,000	Iron Mountain, Inc.µ* 5.250%, 03/15/28	2,654,269

PRINCIPAL AMOUNT		VALUE
	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*
3,825,000	7.250%, 08/15/24	$3,780,133
1,500,000	6.250%, 06/03/26µ	1,523,962
500,000	JPMorgan Chase & Companyµ^‡ 6.100%, 10/01/24 3 mo. USD LIBOR + 3.33%	533,995
450,000	6.750%, 03/23/45 3 mo. USD LIBOR + 3.78%	499,257
250,000	KeyCorpµ‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	252,943
1,200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*^ 5.250%, 10/01/25	1,233,516
990,000	Level 3 Financing, Inc.^ 5.375%, 05/01/25	1,025,348
1,450,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	1,532,200
2,795,000	LPL Holdings, Inc.*^ 5.750%, 09/15/25	2,910,126
2,880,000	MetLife, Inc.µ^ 6.400%, 12/15/66	3,337,502
2,825,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,823,545
225,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	254,072
	Navient Corp.
1,900,000	6.750%, 06/25/25^	1,989,499
575,000	6.500%, 06/15/22	613,640
1,130,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,151,103
2,330,000	Oil Insurance, Ltd.*‡ 5.301%, 09/30/19 3 mo. USD LIBOR + 2.98%	2,257,094
750,000	PNC Financial Services Group, Inc.µ^‡ 5.000%, 03/27/46 3 mo. USD LIBOR + 3.30%	768,821
295,000	Principal Financial Group, Inc.^‡ 4.700%, 05/15/55 3 mo. USD LIBOR + 3.04%	294,795
250,000	Progressive Corp.^‡ 5.375%, 03/15/23 3 mo. USD LIBOR + 2.54%	258,165
250,000	Prudential Financial, Inc.^‡ 5.700%, 09/15/48 3 mo. USD LIBOR + 2.67%	271,603
1,500,000	Radian Group, Inc.µ 4.875%, 03/15/27	1,509,247
1,500,000	Simmons First National Corp.‡ 5.000%, 04/01/28 3 mo. USD LIBOR + 2.15%	1,537,732
	Springleaf Finance Corp.
2,030,000	6.875%, 03/15/25^	2,272,930
1,500,000	7.125%, 03/15/26	1,685,617
301,000	6.625%, 01/15/28µ	327,181
1,500,000	Starwood Property Trust, Inc.µ^ 4.750%, 03/15/25	1,524,292
250,000	State Street Corp.µ^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	253,975

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
250,000	SunTrust Banks, Inc.^‡ 5.125%, 12/15/27 3 mo. USD LIBOR + 2.79%	$248,664
640,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	648,304
1,525,000	Tronox Finance, PLC* 5.750%, 10/01/25	1,437,313
750,000	US Bancorpµ^‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	788,993
250,000	Voya Financial, Inc.µ^‡ 6.125%, 09/15/23 3 mo. USD LIBOR + 3.36%	266,526
475,000	Wells Fargo & Companyµ^‡ 5.875%, 08/23/45 3 mo. USD LIBOR + 3.99%	520,693
530,000	XLIT, Ltd.‡ 4.761%, 08/15/19 3 mo. USD LIBOR + 2.46%	528,015

		77,596,240

	Health Care (2.8%)
2,680,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	2,773,679
	Bausch Health Americas, Inc.*^
3,285,000	8.500%, 01/31/27	3,626,147
1,600,000	9.250%, 04/01/26	1,794,680
	Bausch Health Cos., Inc.*
3,000,000	9.000%, 12/15/25	3,356,160
295,000	5.750%, 08/15/27µ	311,651
	CHS/Community Health Systems, Inc.
6,285,000	8.125%, 06/30/24*	4,826,503
875,000	6.250%, 03/31/23	839,943
600,000	8.000%, 03/15/26*	578,667
3,215,000	DaVita, Inc. 5.125%, 07/15/24	3,231,525
2,875,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	1,854,404
	HCA, Inc.
8,230,000	5.875%, 05/01/23^	9,041,025
1,450,000	7.500%, 11/06/33	1,690,809
360,000	5.375%, 02/01/25^	390,226
	Horizon Pharma USA, Inc.*
1,355,000	8.750%, 11/01/24	1,462,221
400,000	5.500%, 08/01/27	411,066
2,800,000	Magellan Health, Inc.µ 4.900%, 09/22/24	2,805,096
1,955,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,240,594
900,000	Par Pharmaceutical, Inc.*^ 7.500%, 04/01/27	814,640
675,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	557,084
	Tenet Healthcare Corp.
2,085,000	6.250%, 02/01/27*^	2,160,029
1,600,000	4.625%, 07/15/24µ^	1,632,304
600,000	6.875%, 11/15/31	530,355
1,680,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	1,514,461

PRINCIPAL AMOUNT		VALUE
	Teva Pharmaceutical Finance Netherlands III, BV^
6,850,000	6.000%, 04/15/24µ	$6,358,376
840,000	2.800%, 07/21/23	732,329
2,815,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	2,586,422

		57,120,396

	Industrials (2.7%)
1,300,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	1,339,682
	Allison Transmission, Inc.µ*
1,300,000	4.750%, 10/01/27	1,304,420
380,000	5.000%, 10/01/24	387,011
300,000	5.875%, 06/01/29^	319,166
580,000	American Airlines Group, Inc.*^ 5.000%, 06/01/22	598,183
1,435,000	Arconic, Inc.µ^ 5.125%, 10/01/24	1,520,978
1,528,020	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	1,578,345
600,000	Avolon Holdings Funding, Ltd.µ* 5.250%, 05/15/24	644,766
1,480,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	1,469,462
2,300,000	Bombardier, Inc.*^ 7.500%, 03/15/25	2,345,206
300,000	Catalent Pharma Solutions, Inc.* 5.000%, 07/15/27	308,693
	Covanta Holding Corp.
1,810,000	5.875%, 03/01/24	1,860,209
270,000	5.875%, 07/01/25	282,627
1,445,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	1,276,867
2,740,000	Fly Leasing, Ltd. 5.250%, 10/15/24	2,813,898
2,105,000	Garda World Security Corp.* 7.250%, 11/15/21	2,116,862
250,000	General Electric Companyµ‡ 5.000%, 02/17/44 3 mo. USD LIBOR + 3.33%	241,909
	Golden Nugget, Inc.*
1,730,000	6.750%, 10/15/24	1,785,464
1,100,000	8.750%, 10/01/25^	1,160,979
750,000	Graphic Packaging International, LLCµ* 4.750%, 07/15/27	783,045
1,500,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	1,601,017
1,830,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	1,883,079
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,504,882
	Hertz Corp.
1,569,000	7.625%, 06/01/22*^	1,630,756
900,000	7.375%, 01/15/21	900,833
600,000	7.125%, 08/01/26*	612,921
1,450,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,428,214
760,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	729,060
1,867,000	Meritor, Inc.^ 6.250%, 02/15/24	1,925,306
2,100,000	Navistar International Corp.* 6.625%, 11/01/25	2,164,050

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Park Aerospace Holdings, Ltd.*
845,000	4.500%, 03/15/23µ	$877,740
595,000	5.500%, 02/15/24	642,734
2,670,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	2,664,874
	Scientific Games International, Inc.*^
1,405,000	5.000%, 10/15/25	1,442,317
600,000	8.250%, 03/15/26	643,461
290,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.500%, 03/15/27	307,716
985,000	Tennant Company 5.625%, 05/01/25	1,023,656
1,200,000	TransDigm UK Holdings, PLC 6.875%, 05/15/26	1,228,710
	TransDigm, Inc.*
1,490,000	6.250%, 03/15/26	1,566,362
875,000	7.500%, 03/15/27^	923,934
	United Rentals North America, Inc.
1,250,000	5.875%, 09/15/26	1,332,456
1,120,000	4.875%, 01/15/28^	1,144,556
615,000	6.500%, 12/15/26^	667,091
750,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	772,598
1,500,000	XPO Logistics, Inc.µ*^ 6.750%, 08/15/24	1,602,675

		55,358,770

	Information Technology (0.5%)
600,000	CDK Global, Inc.µ* 5.250%, 05/15/29	623,736
1,385,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	1,264,186
2,855,000	Dell International, LLC / EMC Corp.µ*^ 6.020%, 06/15/26	3,156,274
1,790,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,521,500
585,000	IQVIA, Inc.µ* 5.000%, 05/15/27	610,287
900,000	MTS Systems Corp.* 5.750%, 08/15/27	926,235
1,370,000	VFH Parent, LLC* 6.750%, 06/15/22	1,416,847

		9,519,065

	Materials (0.8%)
1,259,000	AK Steel Corp.^ 6.375%, 10/15/25	1,072,806
1,835,000	Alcoa Nederland Holding, BVµ*^ 7.000%, 09/30/26	1,978,937
1,685,000	ArcelorMittal, SAµ 7.000%, 10/15/39	2,017,071
2,225,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	2,301,429
620,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	642,475
787,000	First Quantum Minerals, Ltd.* 7.000%, 02/15/21	799,423
1,100,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,101,771

PRINCIPAL AMOUNT		VALUE
900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	$953,127
295,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	309,700
1,375,000	New Gold, Inc.*^ 6.375%, 05/15/25	1,194,449
301,000	Norbord, Inc.µ* 5.750%, 07/15/27	304,660
3,355,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	3,508,575
820,000	United States Steel Corp.^ 6.875%, 08/15/25	799,976

		16,984,399

	Real Estate (0.3%)
1,500,000	CBL & Associates, LP^ 5.250%, 12/01/23	1,096,928
1,500,000	Forestar Group, Inc.* 8.000%, 04/15/24	1,603,665
2,420,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	2,512,504

		5,213,097

	Utilities (0.5%)
265,000	NextEra Energy Capital Holdings, Inc.µ‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	260,382
300,000	NextEra Energy Operating Partners, LP*^ 4.250%, 07/15/24	304,655
350,000	NGPL PipeCo, LLCµ* 4.875%, 08/15/27	371,241
	NRG Energy, Inc.
810,000	6.625%, 01/15/27	865,639
657,000	5.750%, 01/15/28^	700,556
3,160,000	PPL Capital Funding, Inc.µ^‡ 4.995%, 03/30/67 3 mo. USD LIBOR + 2.67%	2,871,887
	Talen Energy Supply, LLC*
600,000	10.500%, 01/15/26	563,019
300,000	7.250%, 05/15/27µ^	296,958
1,500,000	TerraForm Power Operating, LLC*^ 5.000%, 01/31/28	1,523,572
1,235,000	Vistra Energy Corp.* 8.125%, 01/30/26	1,330,416
125,000	WEC Energy Group, Inc.µ‡ 4.631%, 05/15/67 3 mo. USD LIBOR + 2.11%	104,393

		9,192,718

	TOTAL CORPORATE BONDS (Cost $460,983,001)	454,207,986

CONVERTIBLE BONDS (16.4%)
	Communication Services (2.9%)
7,385,000	GCI Liberty, Inc.* 1.750%, 09/30/46	8,583,364
3,000,000	IAC FinanceCo 2, Inc.* 0.875%, 06/15/26	3,143,265

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,500,000	IAC Financeco 3, Inc.* 2.000%, 01/15/30	$2,702,875
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46	8,605,636
7,750,000	1.375%, 10/15/23	9,317,166
4,810,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	4,931,597
7,150,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	8,651,965
1,883,000	Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,333,922
4,780,000	Twitter, Inc.^ 0.250%, 06/15/24	5,112,712
4,935,000	Zynga, Inc.* 0.250%, 06/01/24	5,083,741

		58,466,243

	Consumer Discretionary (1.6%)
5,150,000	Booking Holdings, Inc. 0.350%, 06/15/20	7,465,878
1,244,000	Chegg, Inc.*^ 0.125%, 03/15/25	1,387,862
2,325,000	Ctrip.com International, Ltd.^ 1.990%, 07/01/25	2,586,923
	DISH Network Corp.
2,480,000	3.375%, 08/15/26	2,275,921
1,190,000	2.375%, 03/15/24	1,061,646
2,934,000	Guess, Inc.* 2.000%, 04/15/24	2,819,853
	Liberty Interactive, LLC
2,620,531	4.000%, 11/15/29	1,857,458
2,035,000	3.750%, 02/15/30	1,447,445
	Tesla, Inc.
5,850,000	2.000%, 05/15/24	5,926,986
5,250,000	2.375%, 03/15/22	5,341,796

		32,171,768

	Energy (0.5%)
537,000	Denbury Resources, Inc.* 6.375%, 12/31/24	330,330
4,850,000	Nabors Industries, Inc.^ 0.750%, 01/15/24	3,409,162
5,600,000	TOTAL, SA^ 0.500%, 12/02/22	5,876,948

		9,616,440

	Financials (1.5%)
	Ares Capital Corp.
7,500,000	3.750%, 02/01/22	7,705,387
3,000,000	4.625%, 03/01/24	3,138,930
6,900,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	8,085,178
9,000,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	9,389,430
1,490,000	Prospect Capital Corp. 4.950%, 07/15/22	1,528,666

		29,847,591

	Health Care (2.1%)
1,960,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	2,122,072

PRINCIPAL AMOUNT		VALUE
4,235,000	CONMED Corp.* 2.625%, 02/01/24	$4,955,691
5,500,000	Exact Sciences Corp.^ 0.375%, 03/15/27	6,802,922
6,646,000	Illumina, Inc.*^ 0.000%, 08/15/23	7,225,066
4,810,000	Insulet Corp.^ 1.375%, 11/15/24	7,005,573
1,835,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	2,645,850
4,700,000	NuVasive, Inc. 2.250%, 03/15/21	5,663,218
2,540,000	Repligen Corp. 0.375%, 07/15/24	2,747,747
3,072,000	Wright Medical Group, Inc.^ 1.625%, 06/15/23	3,332,475

		42,500,614

	Industrials (0.6%)
4,600,000	Air Transport Services Group, Inc.µ 1.125%, 10/15/24	4,595,331
7,689,000	Fortive Corp.*^ 0.875%, 02/15/22	7,924,860

		12,520,191

	Information Technology (6.4%)
3,190,000	8x8, Inc.µ* 0.500%, 02/01/24	3,658,212
1,620,000	Akamai Technologies, Inc.^ 0.125%, 05/01/25	1,832,163
2,021,000	Coupa Software, Inc.* 0.125%, 06/15/25	2,275,606
4,680,000	DocuSign, Inc.*^ 0.500%, 09/15/23	4,935,271
2,365,000	Euronet Worldwide, Inc.*^ 0.750%, 03/15/49	2,801,413
2,170,000	II-VI, Inc. 0.250%, 09/01/22	2,384,201
6,920,000	Intel Corp. 3.250%, 08/01/39	17,182,014
4,975,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	5,959,353
6,950,000	Microchip Technology, Inc. 1.625%, 02/15/27	8,886,791
3,749,000	New Relic, Inc.^ 0.500%, 05/01/23	4,146,900
6,300,000	NXP Semiconductors, NV 1.000%, 12/01/19	6,737,062
	ON Semiconductor Corp.
5,822,000	1.000%, 12/01/20	7,416,791
5,000,000	1.625%, 10/15/23	6,381,000
6,795,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	7,495,531
945,000	Pluralsight, Inc.* 0.375%, 03/01/24	1,026,563
1,974,000	Pure Storage, Inc. 0.125%, 04/15/23	1,914,040
4,050,000	Q2 Holdings, Inc.* 0.750%, 06/01/26	4,484,241
7,600,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	10,049,632
4,765,000	Splunk, Inc.* 0.500%, 09/15/23	5,444,823
4,830,000	Wix.com, Ltd.^ 0.000%, 07/01/23	6,090,558

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
6,000,000	Workday, Inc. 0.250%, 10/01/22	$8,824,710
6,835,000	Zendesk, Inc. 0.250%, 03/15/23	10,017,786

		129,944,661

	Real Estate (0.5%)
2,000,000	Extra Space Storage, LP* 3.125%, 10/01/35	2,483,270
6,120,000	IH Merger Sub, LLC 3.500%, 01/15/22	7,683,079

		10,166,349

	Utilities (0.3%)
4,830,000	NRG Energy, Inc. 2.750%, 06/01/48	5,109,416

	TOTAL CONVERTIBLE BONDS (Cost $294,947,971)	330,343,273

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)
6,450,000	United States Treasury Note 2.000%, 11/15/26 (Cost $6,251,391)	6,481,746

BANK LOANS (2.5%)
	Communication Services (0.6%)
447,101	Charter Communications Operating, LLC‡ 4.330%, 04/30/25 3 mo. LIBOR + 2.00%	448,397
900,000	CommScope, Inc.‡ 5.484%, 04/06/26 1 mo. LIBOR + 3.25%	902,700
598,500	CSC Holdings, LLC‡ 5.325%, 04/15/27 1 mo. LIBOR + 3.00%	601,741
1,198,777	Cumulus Media New Holdings, Inc.‡ 6.740%, 05/15/22 1 mo. LIBOR + 4.50%	1,209,014
1,500,000	iHeartCommunications, Inc.‡ 6.579%, 05/01/26 3 mo. LIBOR + 4.00%	1,513,125
2,035,100	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	2,063,938
850,000	Intelsat Jackson Holdings, SA‡ 6.741%, 01/02/24 1 mo. LIBOR + 4.50%	860,413
2,015,756	New Media Holdings II, LLC‡ 8.580%, 07/14/22 1 mo. LIBOR + 6.25%	2,014,496
1,349,671	Sprint Communications, Inc.‡ 5.250%, 02/02/24 1 mo. LIBOR + 3.00%	1,350,724
1,200,000	Windstream Services, LLC‡ 9.750%, 02/17/24 3 mo. PRIME + 4.25%	1,215,996
498,724	Zayo Group, LLC / Zayo Capital, Inc.‡ 4.234%, 01/19/21 1 mo. LIBOR + 2.00%	499,308

		12,679,852

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (0.4%)
299,248	ESH Hospitality, Inc.! 0.000%, 08/30/23	$300,019
575,000	MGM Resorts International‡ 4.234%, 12/21/23 1 mo. LIBOR + 2.00%	573,025
4,344,908	PetSmart, Inc.‡ 6.380%, 03/11/22 1 mo. LIBOR + 4.00%	4,273,086
832,957	R.R. Donnelley & Sons Company‡ 7.262%, 01/15/24 1 mo. LIBOR + 5.00%	828,447
2,499,091	Weight Watchers International, Inc.‡ 7.095%, 11/29/24 3 mo. LIBOR + 4.75%	2,485,046

		8,459,623

	Energy (0.1%)
900,000	Epic Crude Services, LP‡ 7.240%, 02/20/26 1 mo. LIBOR + 5.00%	888,471
1,185,000	McDermott Technology Americas, Inc.‡ 7.234%, 05/09/25 1 mo. LIBOR + 5.00%	1,135,230
487,500	Par Pacific Holdings, Inc.‡ 9.100%, 12/17/25 3 mo. LIBOR + 6.75%	493,594

		2,517,295

	Financials (0.2%)
286,074	AssuredPartners, Inc.‡ 5.734%, 10/22/24 1 mo. LIBOR + 3.50%	285,232
1,481,250	Genworth Holdings, Inc.‡ 6.761%, 03/07/23 1 mo. LIBOR + 4.50%	1,495,137
827,273	GLP Financing, LLC‡ 3.741%, 04/28/21 1 mo. LIBOR + 1.50%	824,170
1,168,200	HUB International, Ltd.‡ 5.267%, 04/25/25 3 mo. LIBOR + 3.00%	1,157,821
450,000	Level 3 Financing, Inc.‡ 4.484%, 02/22/24 1 mo. LIBOR + 2.25%	450,985
324,162	MGM Growth Properties Operating Partnership LP‡ 4.234%, 03/21/25 1 mo. LIBOR + 2.00%	324,736

		4,538,081

	Health Care (0.7%)
2,870,330	Amneal Pharmaceuticals, LLC‡ 5.750%, 05/04/25 1 mo. LIBOR + 3.50%	2,668,890
2,789,645	Bausch Health Cos., Inc.‡ 5.379%, 06/02/25 1 mo. LIBOR + 3.00%	2,802,896
1,042,208	Bausch Health Cos., Inc.‡ 5.129%, 11/27/25 1 mo. LIBOR + 2.75%	1,043,318

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
60,424	DaVita, Inc.‡ 5.130%, 06/24/21 1 mo. LIBOR + 2.75%	$60,500
1,336,935	Gentiva Health Services, Inc.‡ 6.000%, 07/02/25 1 mo. LIBOR + 3.75%	1,346,126
348,237	HCA, Inc.‡ 4.330%, 03/13/25 3 mo. LIBOR + 2.00%	349,638
1,256,486	Mallinckrodt International Finance, SA‡ 5.080%, 09/24/24 3 mo. LIBOR + 2.75%	1,075,521
1,438,125	Ortho Clinical Diagnostics, SA‡ 5.563%, 06/30/25 3 mo. LIBOR + 3.25%	1,399,482
2,314,484	Team Health Holdings, Inc.‡ 4.984%, 02/06/24 1 mo. LIBOR + 2.75%	2,034,813

		12,781,184

	Industrials (0.4%)
1,346,565	Albertsons, LLC‡ 5.234%, 06/22/23 1 mo. LIBOR + 3.00%	1,350,773
446,527	Albertsons, LLC‡ 5.311%, 12/21/22 1 mo. LIBOR + 3.00%	448,074
2,100,000	Berry Global, Inc.‡ 4.902%, 07/01/26 1 mo. LIBOR + 2.50%	2,100,987
1,240,000	Dun & Bradstreet Corp.‡ 7.241%, 02/06/26 1 mo. LIBOR + 5.00%	1,249,690
1,516,152	Navistar International Corp.‡ 5.830%, 11/06/24 1 mo. LIBOR + 3.50%	1,522,793
995,000	RegionalCare Hospital Partners Holdings, Inc.‡ 6.769%, 11/17/25 3 mo. LIBOR + 4.50%	1,002,089
309,217	TransDigm, Inc.‡ 4.830%, 06/09/23 1 mo. LIBOR + 2.50%	308,143

		7,982,549

	Information Technology (0.1%)
1,418,074	BMC Software Finance, Inc.‡ 6.580%, 10/02/25 1 mo. LIBOR + 4.25%	1,366,825
447,693	CDW, LLC‡ 3.990%, 08/17/23 1 mo. LIBOR + 1.75%	450,036
695,325	Dell International LLC‡ 4.240%, 09/07/23 1 mo. LIBOR + 2.00%	697,981

		2,514,842

	TOTAL BANK LOANS (Cost $51,812,918)	51,473,426

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.9%)
	Communication Services (0.0%)
5,000	AT&T, Inc.^ 5.350%, 11/01/66	$134,650
20,000	Qwest Corp. 6.500%, 09/01/56	492,800
4,950	Telephone & Data Systems, Inc. 7.000%, 03/15/60	126,373
4,800	United States Cellular Corp.^ 7.250%, 12/01/64	128,880

		882,703

	Energy (0.3%)
9,785	Energy Transfer Operating, LP‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	240,026
176,000	NuStar Energy, LP‡ 7.625%, 07/27/44 3 mo. USD LIBOR + 5.64%	3,757,600
53,034	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,278,650

		5,276,276

	Financials (0.6%)
2,500	Affiliated Managers Group, Inc. 5.875%, 03/30/59	66,175
80,250	AMG Capital Trust II 5.150%, 10/15/37	3,853,404
10,500	Arch Capital Group, Ltd. 5.250%, 09/29/21	258,510
31,880	Assurant, Inc. 6.500%, 03/15/21	3,724,222
10,100	Axis Capital Holdings, Ltd. 5.500%, 05/07/44	255,732
500	Bank of America Corp. 7.250%, 03/15/28	708,720
10,000	BB&T Corp.^ 5.200%, 07/07/43	252,800
9,500	Capital One Financial Corp.^ 6.000%, 05/31/44	254,790
10,100	First Republic Bank 5.500%, 01/07/45	262,095
10,100	JPMorgan Chase & Company 5.750%, 12/01/23	279,871
2,500	KeyCorp 5.625%, 09/15/24	65,425
10,250	Legg Mason, Inc. 5.450%, 09/15/56	264,552
18,500	Morgan Stanley^‡ 6.375%, 10/15/24 3 mo. USD LIBOR + 3.71%	515,410
10,000	Oaktree Capital Group, LLC^ 6.550%, 09/15/23	268,100
10,000	Prospect Capital Corp. 6.250%, 06/15/24	258,900
5,000	Prudential Financial, Inc. 5.625%, 08/15/58	135,800
9,500	Reinsurance Group of America, Inc.‡ 5.750%, 06/15/56 3 mo. USD LIBOR + 4.04%	266,000
20,000	State Street Corp.‡ 5.350%, 03/15/26 3 mo. USD LIBOR + 3.71%	537,000

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
5,000	US Bancorp^ 5.500%, 02/14/45	$131,550
500	Wells Fargo & Company 7.500%, 12/31/49	695,280
10,000	WR Berkley Corp.^ 5.700%, 03/30/58	268,000

		13,322,336

	Health Care (1.0%)
133,000	Becton Dickinson and Company 6.125%, 05/01/20	8,199,450
9,980	Danaher Corp. 4.750%, 04/15/22	11,326,302

		19,525,752

	Industrials (1.4%)
5,000	Air Lease Corp.‡ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	134,550
8,760	Fortive Corp. 5.000%, 07/01/21	8,557,732
122,000	Rexnord Corp. 5.750%, 11/15/19	7,206,540
130,700	Stanley Black & Decker, Inc. 5.375%, 05/15/20	13,264,743

		29,163,565

	Materials (0.2%)
75,400	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	4,054,258

	Real Estate (0.9%)
14,365	Crown Castle International Corp. 6.875%, 08/01/20	17,320,742
5,000	Digital Realty Trust, Inc.^ 5.850%, 03/13/24	132,050
10,500	Federal Realty Investment Trust 5.000%, 09/29/22	266,175
5,000	Public Storage 5.600%, 03/11/24	136,250
5,250	Spirit Realty Capital, Inc. 6.000%, 10/03/22	134,873

		17,990,090

	Utilities (3.5%)
5,000	Algonquin Power & Utilities Corp.^‡ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	138,300
199,805	American Electric Power Company, Inc. 6.125%, 03/15/22	10,885,376
116,875	Aqua America, Inc. 6.000%, 04/30/22	6,682,912
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.516%, 09/15/29	4,288,518
5,000	CMS Energy Corp. 5.875%, 10/15/78	137,900
10,200	Dominion Energy, Inc. 5.250%, 07/30/76	267,036
280,680	DTE Energy Company 6.500%, 10/01/19	15,661,944

NUMBER OF SHARES			VALUE
5,100		5.250%, 12/01/77	$136,272
10,000		Entergy Louisiana, LLC 5.250%, 07/01/52	260,500
357,140		NextEra Energy, Inc. 6.123%, 09/01/19	23,596,240
		Sempra Energy
36,190		6.750%, 07/15/21	4,033,376
35,100		6.000%, 01/15/21	3,901,716
2,625		5.750%, 07/01/79	69,011
10,250		Southern Company^ 5.250%, 10/01/76	271,830

			70,330,931

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $150,227,145)	160,545,911

COMMON STOCKS (89.2%)
		Communication Services (10.6%)
36,295		Alphabet, Inc. - Class A^#	44,214,569
10,635		Alphabet, Inc. - Class C#	12,939,392
615,000		AT&T, Inc.^~	20,940,750
411,425		Comcast Corp. - Class A	17,761,217
8,050		Cumulus Media, Inc. - Class A#	121,635
197,440		Facebook, Inc. - Class A^#	38,348,771
41,710		Netflix, Inc.#	13,471,913
300,000		Nintendo Company, Ltd.^	13,849,860
205,085	EUR	Orange, SA	3,039,869
353,380		Verizon Communications, Inc.^	19,531,313
201,000		Walt Disney Company	28,745,010

			212,964,299

		Consumer Discretionary (10.3%)
31,953		Alibaba Group Holding, Ltd.#	5,531,384
36,300		Amazon.com, Inc.^#	67,764,114
185,615		Carnival Corp.	8,766,596
57,270		Dollar Tree, Inc.#	5,827,223
825,570		Ford Motor Company	7,867,682
243,463		General Motors Company	9,821,297
106,905		Home Depot, Inc.	22,844,529
38,550		Lennar Corp. - Class A	1,833,824
105,270		Lowe’s Companies, Inc.	10,674,378
123,000		McDonald’s Corp.	25,918,560
162,800		Nike, Inc. - Class B	14,005,684
44,300		Royal Caribbean Cruises, Ltd.	5,153,862
93,475		Starbucks Corp.	8,851,148
143,900		TJX Companies, Inc.	7,851,184
49,999		TopBuild Corp.#	4,056,419

			206,767,884

		Consumer Staples (7.2%)
58,750		Altria Group, Inc.	2,765,363
505,000		Coca-Cola Company^	26,578,150
53,100		Costco Wholesale Corp.	14,635,953
264,650		Mondelez International, Inc. - Class A	14,156,128
137,570		PepsiCo, Inc.	17,582,822
147,500		Philip Morris International, Inc.	12,332,475
289,905		Procter & Gamble Company	34,220,386
87,930		Walgreens Boots Alliance, Inc.	4,791,306
170,835		Walmart, Inc.	18,856,767

			145,919,350

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Energy (6.6%)
475,000	BP, PLC	$18,876,500
325,000	Chevron Corp.^	40,010,750
130,575	ConocoPhillips	7,714,371
60,000	Diamond Offshore Drilling, Inc.^#	542,400
70,400	Energy Transfer, LP	1,012,352
76,005	Enterprise Products Partners, LP	2,288,511
117,000	EOG Resources, Inc.	10,044,450
355,670	Exxon Mobil Corp.	26,447,621
16,000	GasLog, Ltd.	227,840
124,767	Hess Corp.^	8,089,892
21,360	Magellan Midstream Partners, LP	1,412,750
100,220	Marathon Petroleum Corp.	5,651,406
26,500	Pioneer Natural Resources Company	3,658,060
156,200	Schlumberger, Ltd.	6,243,314
31,050	Targa Resources Corp.^	1,208,156
10,000	Williams Companies, Inc.	246,400

		133,674,773

	Financials (12.5%)
35,430	Affiliated Managers Group, Inc.	3,039,540
65,730	American Express Company	8,174,840
283,190	American International Group, Inc.	15,855,808
1,125,660	Bank of America Corp.~	34,535,249
41,560	Berkshire Hathaway, Inc. - Class B#	8,537,671
70,800	Capital One Financial Corp.	6,543,336
49,185	Cboe Global Markets, Inc.	5,376,412
62,795	Chubb, Ltd.	9,597,588
311,925	Citigroup, Inc.	22,196,583
125,000	Discover Financial Services	11,217,500
153,765	E*TRADE Financial Corp.	7,502,194
121,050	First Republic Bank^	12,027,528
25,565	Goldman Sachs Group, Inc.	5,627,624
33,700	Intercontinental Exchange, Inc.	2,960,882
287,760	JPMorgan Chase & Company	33,380,160
226,225	KeyCorp	4,155,753
132,475	Marsh & McLennan Companies, Inc.	13,088,530
180,770	Morgan Stanley	8,055,111
81,900	Northern Trust Corp.	8,026,200
71,400	Prudential Financial, Inc.	7,233,534
157,631	Starwood Property Trust, Inc.^	3,661,768
121,226	Synchrony Financial	4,349,589
208,560	US Bancorp	11,919,204
113,485	Zions Bancorporation, N.A. ^	5,114,769

		252,177,373

	Health Care (11.8%)
139,700	Abbott Laboratories~	12,167,870
138,035	Agilent Technologies, Inc.	9,581,009
44,545	Alexion Pharmaceuticals, Inc.#	5,046,503
30,101	Anthem, Inc.	8,868,056
149,780	Baxter International, Inc.	12,577,027
65,550	Bristol-Myers Squibb Company^	2,911,076
26,830	CVS Health Corp.	1,498,992
27,350	Edwards Lifesciences Corp.#	5,821,448
137,350	Eli Lilly and Company	14,964,282
48,980	Gilead Sciences, Inc.	3,209,170
26,400	Humana, Inc.	7,834,200
2,656	Illumina, Inc.#	795,153
10,420	Intuitive Surgical, Inc.#	5,413,294
212,015	Johnson & Johnson	27,608,593

NUMBER OF SHARES			VALUE
56,350		Laboratory Corp. of America Holdings#	$9,439,752
156,340		Medtronic, PLC	15,937,300
251,550		Merck & Company, Inc.^	20,876,134
740,400		Pfizer, Inc.^	28,757,136
20,295		Stryker Corp.	4,257,485
8,700		Teleflex, Inc.	2,955,738
42,800		Thermo Fisher Scientific, Inc.	11,884,704
105,000		UnitedHealth Group, Inc.	26,146,050

			238,550,972

		Industrials (7.4%)
21,850		Boeing Company	7,454,783
96,285		Caterpillar, Inc.	12,677,846
187,435		CSX Corp.	13,195,424
162,000		Delta Air Lines, Inc.	9,888,480
54,125		Emerson Electric Company	3,511,630
836,550		General Electric Company	8,741,948
104,790		Honeywell International, Inc.	18,072,083
46,281		Lockheed Martin Corp.	16,761,590
450,000		Masco Corp.	18,346,500
37,050		Northrop Grumman Corp.	12,803,368
135,000	EUR	Siemens, AG	14,692,497
70,795		Union Pacific Corp.	12,739,560

			148,885,709

		Information Technology (19.0%)
81,415		Accenture, PLC - Class A	15,678,901
28,285		Adobe, Inc.#	8,453,255
366,205		Apple, Inc.~	78,016,313
322,615		Applied Materials, Inc.	15,927,503
40,250		Broadcom, Inc.	11,672,097
407,250		Cisco Systems, Inc.	22,561,650
99,510		Fidelity National Information Services, Inc.	13,259,707
56,750		Lam Research Corp.	11,838,617
115,165		Marvell Technology Group, Ltd.^	3,024,233
88,115		MasterCard, Inc. - Class A	23,991,071
697,200		Microsoft Corp.^~	95,007,444
1,520,000		Nokia Corp.^	8,223,200
53,055		NVIDIA Corp.	8,951,440
118,300		Oracle Corp.	6,660,290
64,800		PayPal Holdings, Inc.#	7,153,920
66,010		QUALCOMM, Inc.	4,829,292
69,960		Salesforce.com, Inc.#	10,808,820
190,870		Visa, Inc. - Class A^	33,974,860
25,375		Xilinx, Inc.	2,898,079

			382,930,692

		Materials (1.4%)
153,383		Corteva, Inc.#	4,524,798
153,383		Dow, Inc.#	7,429,873
153,383		DuPont de Nemours, Inc.	11,068,117
82,000		Nucor Corp.	4,459,160

			27,481,948

		Real Estate (1.7%)
111,634		American Tower Corp.	23,623,987
5,075		Boston Properties, Inc.^	127,687
8,925		Colony Capital, Inc.^	210,987
43,850		Crown Castle International Corp.	5,843,451
5,400		EPR Properties^	136,512
11,000		Kimco Realty Corp.^	275,330
5,300		PS Business Parks, Inc.^	135,097
5,100		Public Storage	128,265

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE
56,400	Welltower, Inc.	$4,687,968

		35,169,284

	Utilities (0.7%)
330,054	Exelon Corp.	14,872,233

	TOTAL COMMON STOCKS (Cost $1,470,262,216)	1,799,394,517

RIGHTS (0.0%) #
	Financials (0.0%)
22,573	Motors Liquidation Company
	(Cost $—)	237,807

WARRANTS (0.1%) #
	Energy (0.1%)
47,885	Tidewater, Inc. 11/14/42, Strike $0.00	1,210,533
16,676	Tidewater, Inc. 11/14/42, Strike $0.00	421,569

	TOTAL WARRANTS (Cost $3,798,831)	1,632,102

EXCHANGE-TRADED FUNDS (2.3%)
	Other (2.3%)
25,700	iShares iBoxx High Yield Corporate Bond ETF^	2,234,101
195,550	iShares MSCI EAFE ETF^	12,603,197
122,500	iShares MSCI Emerging Markets ETF	5,116,825
80,260	iShares NASDAQ Biotechnology ETF^	8,480,272
13,275	iShares Preferred & Income Securities ETF^	495,821
29,520	iShares Russell 2000 ETF^	4,621,651
113,666	SPDR Bloomberg Barclays High Yield Bond ETF^	12,342,991
11,575	SPDR Wells Fargo Preferred Stock ETF^	508,606

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,547,060)	46,403,464

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.3%) #
	Communication Services (0.0%)
340	Facebook, Inc.
6,603,820	Call, 12/20/19, Strike $225.00	137,700

	Consumer Discretionary (0.0%)
420	Royal Caribbean Cruises, Ltd.
4,886,280	Call, 09/20/19, Strike $115.00	212,100

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.3%)
2,400	Consumer Staples Select Sector
14,263,200	Put, 09/20/19, Strike $58.00	$180,000
1,600	Ishares Expanded Tech- Software
35,513,600	Sector ETF
	Put, 08/16/19, Strike $220.00 S&P 500 Index	512,000
520
154,479,760	Put, 10/31/19, Strike $2,875.00	2,748,200
170
50,666,460	Put, 08/09/19, Strike $2,970.00	436,050
170
50,666,460	Put, 09/30/19, Strike $2,850.00	540,600
2,900	Utilities Select Sector SPDR Fund
17,269,500	Put, 09/20/19, Strike $59.00	275,500
	Xtrackers Harvest CSI 300 China A ETF
1,930
5,378,910	Call, 10/18/19, Strike $30.00	76,235
1,930
5,378,910	Call, 01/17/20, Strike $26.71	451,620

		5,220,205

	TOTAL PURCHASED OPTIONS (Cost $6,547,793)	5,570,005

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (3.5%)
35,484,354	Fidelity Prime Money Market Fund - Institutional Class, 2.350%***	35,494,999
35,055,270	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.210%***	35,055,270

	TOTAL SHORT TERM INVESTMENTS (Cost $70,550,745)	70,550,269

TOTAL INVESTMENTS (145.0%) (Cost $2,562,929,071)		2,926,840,506

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.0%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-33.0%)		(666,868,084)

NET ASSETS (100.0%)		$2,017,972,422

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%) #
	Industrials (0.0%)
660	CSX Corp.
4,646,400	Put, 09/20/19, Strike $65.00
	(Premium $43,149)	(38,940)

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $85,459,488.
*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2019.
@	In default status and considered non-income producing.
&	Illiquid security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2019.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,581,120.
***	The rate disclosed is the 7 day net yield as of July 31, 2019.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest primarily in common and preferred stocks, convertible securities and income-producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2019 was as follows*:

Cost basis of investments	$2,562,885,922

Gross unrealized appreciation	535,186,899

Gross unrealized depreciation	(171,271,255)

Net unrealized appreciation (depreciation)	$363,915,644

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2019.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference

Series A	9/06/22	3.70%	3,220	$25	$80,500,000

Series B	9/06/24	4.00%	3,220	$25	$80,500,000

Series C	9/06/27	4.24%	3,240	$25	$81,000,000

				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.